UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.6%

Security	Principal Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274,000	$34,157,328

Total Albania			$34,157,328

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,720,099

Total Bermuda			$18,720,099

Brazil — 3.9%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	518,014,339	$282,768,359

Total Brazil			$282,768,359

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,451,632,262	$2,341,837
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	161,828,826	302,167

Total Costa Rica			$2,644,004

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	19,262,000	$23,800,105
Republic of Cyprus, 3.75%, 11/1/15	EUR	5,360,000	5,767,667
Republic of Cyprus, 4.375%, 7/15/14	EUR	2,700,000	3,130,084
Republic of Cyprus, 4.625%, 2/3/20	EUR	5,848,000	5,776,655

Total Cyprus			$38,474,511

Dominican Republic — 0.0%(3)
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	118,000,000	$2,905,331

Total Dominican Republic			$2,905,331

Georgia — 0.7%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	6,100,000	$3,700,899
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	9,696,000	5,918,699
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	5,577,000	3,442,797
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,041,257
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	618,515
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,600,000	1,030,995
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,037,211
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000,000	616,742
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778,000	503,633
Georgia Treasury Bond, 12.00%, 12/15/14	GEL	1,500,000	993,364
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	4,000,000	2,720,630
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	6,895,000	4,233,642
Georgia Treasury Bond, 12.50%, 4/14/13	GEL	7,196,000	4,401,553
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,294,202
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500,000	1,615,309

Total Georgia			$49,169,448

Security	Principal Amount		Value
Germany — 1.6%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,514,552
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	46,560,000	89,343,285

Total Germany			$112,857,837

Hungary — 1.2%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,813,338
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	52,378,400
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654,000	11,745,709
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,825,659

Total Hungary			$83,763,106

Israel — 0.4%
State of Israel, 4.50%, 1/30/43	USD	30,426,000	$30,153,718

Total Israel			$30,153,718

Jordan — 0.1%
Jordan Government Bond, 6.925%, 6/4/14	JOD	2,500,000	$3,484,396
Jordan Government Bond, 7.078%, 7/18/14	JOD	800,000	1,119,082
Jordan Government Bond, 7.387%, 8/30/14	JOD	1,300,000	1,815,103

Total Jordan			$6,418,581

Mexico — 3.3%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$102,414,272
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,698,938
Mexican Bonos, 9.00%, 6/20/13	MXN	918,355,000	73,515,638

Total Mexico			$240,628,848

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	6,980,000	$6,873,987

Total Mongolia			$6,873,987

New Zealand — 6.1%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,107,800	$12,633,054
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390,000	30,802,607
New Zealand Government Bond, 5.50%, 4/15/23	NZD	187,383,000	181,187,907
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390,000	31,796,088
New Zealand Government Bond, 6.00%, 5/15/21	NZD	183,930,000	181,531,029

Total New Zealand			$437,950,685

Nigeria — 0.1%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	1,392,230,000	$11,416,372

Total Nigeria			$11,416,372

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	8,147,000	$8,106,265

Total Paraguay			$8,106,265

Philippines — 2.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030,000	$8,830,862
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440,000	8,384,847
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790,000	15,405,564
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190,000	12,106,977
Republic of the Philippines, 6.25%, 1/14/36	PHP	2,428,000,000	76,387,858
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300,000	7,124,861
Republic of the Philippines, 8.75%, 3/3/13	PHP	456,650,000	11,298,712
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820,000	25,860,739

Total Philippines			$165,400,420

Security	Principal Amount		Value
Romania — 1.4%
Romania Government Bond, 5.80%, 10/26/15	RON	173,640,000	$54,065,029
Romania Government Bond, 5.85%, 7/28/14	RON	45,210,000	14,051,918
Romania Government Bond, 5.90%, 7/26/17	RON	89,230,000	27,985,540
Romania Government Bond, 11.00%, 3/5/14	RON	9,870,000	3,226,427

Total Romania			$99,328,914

Russia — 1.0%
Russia Government Bond, 6.88%, 7/15/15	RUB	275,810,000	$9,387,575
Russia Government Bond, 7.00%, 6/3/15	RUB	275,810,000	9,421,165
Russia Government Bond, 7.10%, 3/13/14	RUB	1,067,180,000	36,108,248
Russia Government Bond, 8.10%, 11/26/14	RUB	127,600,000	4,427,404
Russia Government Bond, 12.00%, 8/20/14	RUB	344,230,000	12,542,167

Total Russia			$71,886,559

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	$15,546,631
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	33,553,735
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	4,180,377
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	49,227,320
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000,000	4,714,645
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600,000	8,717,610
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	8,682,480
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000,000	45,401,947
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	8,292,961
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	11,748,921
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950,000	16,544,166
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100,000	7,479,618

Total Serbia			$214,090,411

Slovenia — 0.5%
Republic of Slovenia, 4.375%, 1/18/21(5)	EUR	9,046,000	$11,869,355
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	21,537,000	22,371,559

Total Slovenia			$34,240,914

Sri Lanka — 1.4%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$39,201,050
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	1,010,000	1,095,850
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000,000	1,532,142
Sri Lanka Government Bond, 8.50%, 7/15/13	LKR	100,000,000	786,136
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,962,420,000	14,075,573
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430,000	25,836,582
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	1,502,670,000	11,896,961
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910,000	4,716,368
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	350,000,000	2,816,373

Total Sri Lanka			$101,957,035

Turkey — 5.2%
Turkey Government Bond, 0.00%, 2/20/13	TRY	136,610,000	$77,519,136
Turkey Government Bond, 0.00%, 5/15/13	TRY	188,878,000	105,903,774
Turkey Government Bond, 0.00%, 7/17/13	TRY	40,426,000	22,440,883

Security	Principal Amount		Value
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	21,194,002	$14,014,854
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	194,373,148	134,444,881
Turkey Government Bond, 10.00%, 4/10/13	TRY	32,342,000	18,595,156

Total Turkey			$372,918,684

Uruguay — 0.0%(3)
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	27,770,663	$1,424,930

Total Uruguay			$1,424,930

Total Foreign Government Bonds (identified cost $2,309,925,081)			$2,428,256,346

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,815,106	$3,922,707

Total Chile (identified cost $3,000,000)			$3,922,707

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,922,707

Debt Obligations - United States — 25.1%

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$663,943

Total Corporate Bonds & Notes (identified cost $523,861)			$663,943

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$246,156	$285,695
Series 1548, Class Z, 7.00%, 7/15/23		266,733	303,208
Series 1650, Class K, 6.50%, 1/15/24		1,676,053	1,827,196
Series 1817, Class Z, 6.50%, 2/15/26		202,086	218,719
Series 1927, Class ZA, 6.50%, 1/15/27		820,470	890,882
Series 2127, Class PG, 6.25%, 2/15/29		1,079,235	1,144,991
Series 2344, Class ZD, 6.50%, 8/15/31		1,655,520	1,840,621
Series 2458, Class ZB, 7.00%, 6/15/32		2,644,359	3,044,561

			$9,555,873

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(6)		$935,448	$953,266
Series 1993-16, Class Z, 7.50%, 2/25/23		945,451	1,098,151
Series 1993-79, Class PL, 7.00%, 6/25/23		648,115	744,792

Security	Principal Amount	Value
Series 1993-104, Class ZB, 6.50%, 7/25/23	$260,030	$297,239
Series 1993-121, Class Z, 7.00%, 7/25/23	3,783,779	4,347,887
Series 1993-141, Class Z, 7.00%, 8/25/23	721,566	829,719
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,428,218	5,123,287
Series 1994-79, Class Z, 7.00%, 4/25/24	831,737	967,672
Series 1994-89, Class ZQ, 8.00%, 7/25/24	643,080	764,370
Series 1996-35, Class Z, 7.00%, 7/25/26	206,905	242,091
Series 1998-16, Class H, 7.00%, 4/18/28	574,834	669,452
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,088,909	1,271,206
Series 1999-25, Class Z, 6.00%, 6/25/29	1,463,533	1,645,711
Series 2000-2, Class ZE, 7.50%, 2/25/30	276,146	329,173
Series 2000-49, Class A, 8.00%, 3/18/27	793,796	952,233
Series 2001-31, Class ZA, 6.00%, 7/25/31	9,552,357	10,750,526
Series 2001-37, Class GA, 8.00%, 7/25/16	56,991	60,731
Series 2001-74, Class QE, 6.00%, 12/25/31	3,296,654	3,714,230
Series 2009-48, Class WA, 5.852%, 7/25/39(7)	10,768,250	12,343,334
Series 2011-38, Class SA, 12.889%, 5/25/41(8)	13,929,490	15,363,417
Series G48, Class Z, 7.10%, 12/25/21	816,750	923,222
Series G92-60, Class Z, 7.00%, 10/25/22	1,809,138	2,024,515
Series G93-1, Class K, 6.675%, 1/25/23	1,182,156	1,343,392
Series G93-31, Class PN, 7.00%, 9/25/23	3,588,593	4,132,672
Series G93-41, Class ZQ, 7.00%, 12/25/23	7,408,176	8,536,591
Series G94-7, Class PJ, 7.50%, 5/17/24	1,157,524	1,356,575

		$80,785,454

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$821,891	$936,453
Series 1996-22, Class Z, 7.00%, 10/16/26	661,821	757,060
Series 1999-42, Class Z, 8.00%, 11/16/29	1,878,258	2,175,096
Series 2000-21, Class Z, 9.00%, 3/16/30	2,687,224	3,355,066
Series 2001-35, Class K, 6.45%, 10/26/23	266,451	300,993
Series 2002-48, Class OC, 6.00%, 9/16/30	414,255	416,983

		$7,941,651

Total Collateralized Mortgage Obligations (identified cost $91,460,004)		$98,282,978

Commercial Mortgage-Backed Securities — 0.0%(3)

Security	Principal Amount	Value
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	$2,653,258	$2,726,984

Total Commercial Mortgage-Backed Securities (identified cost $2,667,673)		$2,726,984

Mortgage Pass-Throughs — 19.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.892%, with maturity at 2035(9)	$5,575,227	$5,947,397
3.234%, with maturity at 2029(9)	993,641	1,016,759
3.436%, with maturity at 2023(9)	256,930	271,343
4.329%, with maturity at 2030(9)	1,406,601	1,550,778
4.50%, with maturity at 2018	2,575,642	2,741,111

Security	Principal Amount	Value
5.00%, with various maturities to 2019	$3,078,890	$3,291,615
5.50%, with various maturities to 2019	9,202,730	9,763,944
6.00%, with various maturities to 2035(10)	56,649,048	63,824,341
6.50%, with various maturities to 2033	48,597,911	56,196,632
6.60%, with maturity at 2030	2,401,689	2,862,880
7.00%, with various maturities to 2036	48,006,461	56,911,139
7.31%, with maturity at 2026	241,698	293,428
7.50%, with various maturities to 2035	26,278,263	31,445,416
7.95%, with maturity at 2022	393,381	468,555
8.00%, with various maturities to 2031	6,904,428	8,385,705
8.15%, with maturity at 2021	176,737	204,696
8.30%, with maturity at 2021	57,786	66,893
8.47%, with maturity at 2018	97,831	107,404
8.50%, with various maturities to 2028	954,854	1,154,156
9.00%, with various maturities to 2027	1,725,772	2,059,302
9.50%, with maturity at 2027	221,273	272,949
9.75%, with maturity at 2016	3,347	3,769
10.00%, with various maturities to 2020	518,465	592,338
10.50%, with maturity at 2021	317,656	368,995
11.00%, with maturity at 2016	324,906	350,031

		$250,151,576

Federal National Mortgage Association:
2.25%, with maturity at 2022(9)	$1,861,640	$1,921,912
2.258%, with maturity at 2027(9)	375,982	389,903
2.261%, with various maturities to 2035(9)	24,956,077	26,164,398
2.27%, with maturity at 2038(9)	1,284,540	1,345,200
2.275%, with maturity at 2028(9)	244,638	257,202
2.288%, with various maturities to 2033(9)	19,519,993	20,365,920
2.332%, with maturity at 2035(9)	5,093,644	5,312,076
2.411%, with maturity at 2025(9)	1,316,185	1,374,885
2.611%, with maturity at 2024(9)	925,430	971,335
3.284%, with maturity at 2023(9)	128,230	134,098
3.653%, with maturity at 2034(9)	3,526,981	3,865,586
3.80%, with maturity at 2035(9)	11,579,718	12,723,216
4.116%, with maturity at 2035(9)	9,471,423	10,418,565
5.00%, with various maturities to 2018	3,713,728	4,008,034
5.50%, with various maturities to 2023(10)	15,437,163	16,535,957
6.00%, with various maturities to 2038(10)	384,568,456	426,040,030
6.325%, with maturity at 2032(9)	3,587,588	3,973,254
6.50%, with various maturities to 2036	151,517,083	171,539,332
7.00%, with various maturities to 2036	117,515,667	139,419,570
7.062%, with maturity at 2025(9)	117,196	126,096
7.50%, with various maturities to 2037	82,768,117	100,003,427
8.00%, with various maturities to 2030	6,322,790	7,746,933
8.50%, with various maturities to 2037	9,841,687	12,361,570
9.00%, with various maturities to 2032	3,097,703	3,781,634
9.092%, with maturity at 2028(7)	419,923	478,700
9.50%, with various maturities to 2031	2,563,092	3,126,409
10.50%, with maturity at 2029	293,735	349,328
10.589%, with maturity at 2027(7)	404,400	463,990
11.00%, with maturity at 2016	6,506	6,812
11.50%, with maturity at 2031	403,852	487,686

		$975,693,058

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$554,594	$580,501
6.00%, with various maturities to 2033	49,646,063	57,347,324
6.50%, with various maturities to 2032	5,287,335	6,179,595
7.00%, with various maturities to 2035	42,204,119	50,876,952
7.50%, with various maturities to 2031	6,788,653	8,054,676
7.75%, with maturity at 2019	30,602	35,812
8.00%, with various maturities to 2034	16,494,085	19,841,653
8.30%, with various maturities to 2020	80,164	88,762
8.50%, with various maturities to 2021	835,828	932,543
9.00%, with various maturities to 2025	350,048	420,064
9.50%, with various maturities to 2026	1,301,371	1,655,674

		$146,013,556

Total Mortgage Pass-Throughs (identified cost $1,328,758,774)		$1,371,858,190

U.S. Government Agency Obligations — 4.7%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(10)	$20,000,000	$23,490,840
4.125%, 3/13/20(10)	65,000,000	76,343,280
4.625%, 9/11/20	19,325,000	23,409,861
5.25%, 12/11/20(10)	11,545,000	14,570,898
5.25%, 12/9/22(10)	14,850,000	18,853,872
5.365%, 9/9/24	12,700,000	16,316,515
5.375%, 9/30/22	49,780,000	63,766,886
5.375%, 8/15/24(10)	22,000,000	28,348,298
5.625%, 6/11/21(10)	12,850,000	16,489,313
5.75%, 6/12/26	14,850,000	19,774,572

		$301,364,335

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$6,482,585
5.50%, 4/26/24	22,500,000	29,177,662

		$35,660,247

Total U.S. Government Agency Obligations (identified cost $290,780,546)		$337,024,582

U.S. Treasury Obligations — 0.0%(3)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,221,055

Total U.S. Treasury Obligations (identified cost $1,706,769)		$2,221,055

Total Debt Obligations - United States (identified cost $1,715,897,627)		$1,812,777,732

Common Stocks — 0.9%

Security	Shares	Value
France — 0.1%
Sanofi	55,792	$5,438,950
Total SA	96,791	5,245,329

Total France		$10,684,279

Germany — 0.6%
Deutsche EuroShop AG	319,916	$13,619,716
Deutsche Wohnen AG	693,794	13,357,295
GSW Immobilien AG	313,115	13,361,047

Total Germany		$40,338,058

Luxembourg — 0.2%
GAGFAH SA(11)	1,109,785	$13,580,835

Total Luxembourg		$13,580,835

Total Common Stocks (identified cost $53,440,572)		$64,603,172

Precious Metals — 2.4%

Description	Troy Ounces	Value
Platinum(11)	104,260	$175,052,271

Total Precious Metals (identified cost $182,943,855)		$175,052,271

Currency Call Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	2,863,000	INR	54.00	8/12/13	$1,117,265
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	1,762,000	INR	54.00	8/12/13	687,607
Indian Rupee	Bank of America	INR	4,068,093	INR	52.00	5/6/13	486,351
Indian Rupee	Bank of America	INR	3,709,482	INR	52.00	5/6/13	443,478
Indian Rupee	Bank of America	INR	3,921,500	INR	55.00	7/1/13	2,220,414
Indian Rupee	Bank of America	INR	2,904,000	INR	54.00	8/12/13	1,133,264
Indian Rupee	Bank of America	INR	3,432,000	INR	55.00	8/16/13	1,895,827
Indian Rupee	Barclays Bank PLC	INR	4,073,798	INR	52.00	5/6/13	487,033
Indian Rupee	Barclays Bank PLC	INR	2,920,000	INR	54.00	8/12/13	1,139,508
Indian Rupee	Deutsche Bank	INR	3,211,300	INR	51.00	5/8/13	204,729
Indian Rupee	Deutsche Bank	INR	2,570,000	INR	54.00	8/12/13	1,002,923
Indian Rupee	Goldman Sachs International	INR	3,725,500	INR	51.00	5/8/13	237,510
Indian Rupee	Goldman Sachs International	INR	3,267,000	INR	55.00	7/1/13	1,849,826
Indian Rupee	Goldman Sachs International	INR	1,700,000	INR	54.00	8/12/13	663,412
Indian Rupee	Goldman Sachs International	INR	2,185,000	INR	55.00	8/19/13	1,214,505
Indian Rupee	HSBC Bank USA	INR	3,847,800	INR	53.00	7/3/13	970,595
Indian Rupee	JPMorgan Chase Bank	INR	3,280,700	INR	53.00	7/3/13	827,546
Indian Rupee	JPMorgan Chase Bank	INR	1,951,000	INR	54.00	8/12/13	761,363

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	1,538,000	INR	54.00	8/12/13	$600,193
Indian Rupee	Standard Chartered Bank	INR	3,304,700	INR	52.00	5/6/13	395,085
Indian Rupee	Standard Chartered Bank	INR	2,183,600	INR	53.00	7/3/13	550,806

Total Currency Call Options Purchased (identified cost $14,123,815)							$18,889,240

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
South Korean Won	Bank of America	KRW	51,520,000	KRW	1,120.00	6/14/13	$614,119
South Korean Won	Deutsche Bank	KRW	59,360,000	KRW	1,120.00	6/14/13	707,572
South Korean Won	Deutsche Bank	KRW	61,435,360	KRW	1,120.00	6/18/13	749,123
South Korean Won	Goldman Sachs International	KRW	56,397,600	KRW	1,120.00	6/18/13	687,694
South Korean Won	Standard Chartered Bank	KRW	48,160,000	KRW	1,120.00	6/14/13	574,068
South Korean Won	Standard Chartered Bank	KRW	59,916,640	KRW	1,120.00	6/18/13	730,604
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	449,995	CNH	6.50	5/20/13	10,290
Yuan Offshore Renminbi	Citibank NA	CNH	425,666	CNH	6.50	5/20/13	9,734
Yuan Offshore Renminbi	HSBC Bank USA	CNH	481,026	CNH	6.50	5/20/13	11,000
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	403,052	CNH	6.50	5/20/13	9,216

Total Currency Put Options Purchased (identified cost $5,645,572)							$4,103,420

Interest Rate Swaptions — 0.0%(3)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$1,381,352

Total Interest Rate Swaptions (identified cost $6,205,080)				$1,381,352

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	1,360	$95.00	8/12/13	$3,386,400

Total Put Options Purchased (identified cost $9,622,080)					$3,386,400

Short-Term Investments — 46.0%

Foreign Government Securities — 23.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.7%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	$4,935,546
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	9,419,350
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,769,661
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	9,622,178
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	9,995,971
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	9,523,451

Total Croatia			$50,266,157

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	$12,336,858
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	17,743,174
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	12,837	7,704,112
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	5,508,213
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	1,138,608

Total Georgia			$44,430,965

Hong Kong — 3.5%
Hong Kong Treasury Bill, 0.00%, 2/6/13	HKD	817,000	$105,346,191
Hong Kong Treasury Bill, 0.00%, 5/2/13	HKD	1,133,000	146,070,148

Total Hong Kong			$251,416,339

Malaysia — 5.0%
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	99,282	$31,939,073
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	113,214	36,385,981
Bank Negara Monetary Note, 0.00%, 2/26/13	MYR	147,237	47,293,370
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	94,400	30,316,865
Bank Negara Monetary Note, 0.00%, 3/28/13	MYR	108,240	34,684,450
Bank Negara Monetary Note, 0.00%, 4/18/13	MYR	42,879	13,716,623
Bank Negara Monetary Note, 0.00%, 4/23/13	MYR	103,527	33,104,271
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	378,645	121,009,245
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	34,255	10,945,551

Total Malaysia			$359,395,429

Mexico — 1.2%
Mexico Cetes, 0.00%, 2/7/13	MXN	952,227	$74,873,684
Mexico Cetes, 0.00%, 2/21/13	MXN	129,351	10,153,686

Total Mexico			$85,027,370

Nigeria — 4.5%
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	5,567,500	$35,061,826
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	2,761,000	17,276,586
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	8,032,600	50,128,995
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	2,138,000	13,305,250
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	1,467,500	9,095,610
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	22,646,671

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	$7,706,528
Nigeria Treasury Bill, 0.00%, 6/27/13	NGN	1,000,000	6,098,155
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	5,200,022
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	156,412,797
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,881,039

Total Nigeria			$324,813,479

Philippines — 1.7%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	698,656	$17,171,895
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	250,300	6,151,775
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	298,110	7,326,574
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	1,173,800	28,846,101
Philippine Treasury Bill, 0.00%, 4/10/13	PHP	35,780	879,183
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	60,530	1,487,310
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	225,370	5,537,630
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	258,670	6,354,914
Philippine Treasury Bill, 0.00%, 5/29/13	PHP	80,730	1,982,973
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	28,640	703,359
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	180,240	4,424,245
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	642,930	15,776,869
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	603,050	14,794,083
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	4,195,356
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	151,570	3,710,774
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,880,141

Total Philippines			$124,223,182

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$36,793,619

Total Romania			$36,793,619

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	$25,537,204
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	7,191,703
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	8,408,054
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	22,922,628
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	2,453,860
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	8,583,344
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	9,251,940
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,921,200	44,762,569
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,544,726

Total Serbia			$136,656,028

Singapore — 0.0%(3)
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	1,100	$888,437

Total Singapore			$888,437

South Korea — 1.0%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	11,023,910	$10,120,631
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	16,556,710	15,168,854
Korea Monetary Stabilization Bond, 0.00%, 3/12/13	KRW	4,577,930	4,192,031
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	6,737,580	6,166,075
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	12,377,010	11,310,411
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	5,387,910	4,920,480
Korea Monetary Stabilization Bond, 0.00%, 4/23/13	KRW	10,000,000	9,127,658

Security	Principal Amount (000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	11,152,300	$10,175,080

Total South Korea			$71,181,220

Sri Lanka — 2.5%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	2,171,530	$17,182,677
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	39,563,514
Sri Lanka Treasury Bill, 0.00%, 2/8/13	LKR	331,340	2,620,456
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	5,208,012
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	14,397,367
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	745,000	5,860,195
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,501,000	11,785,274
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	11,169,062
Sri Lanka Treasury Bill, 0.00%, 3/22/13	LKR	1,400,000	10,952,365
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	1,643,490	12,833,834
Sri Lanka Treasury Bill, 0.00%, 4/5/13	LKR	181,720	1,416,452
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	264,450	2,057,630
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	791,434
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,524,650
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,016,036
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,719,021
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	4,910,154
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	10,819,070
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,268,551

Total Sri Lanka			$183,095,754

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	$1,681,254
Monetary Regulation Bill, 0.00%, 2/26/13	UYU	50,990	2,651,278
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	230,489	12,034,421
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	241,700	12,596,745
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	323,577	16,832,335
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	106,781	5,544,625
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	985,758

Total Uruguay			$52,326,416

Total Foreign Government Securities (identified cost $1,699,875,148)			$1,720,514,395

U.S. Treasury Obligations — 2.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(10)		$54,420	$54,419,728
U.S. Treasury Bill, 0.00%, 2/28/13(10)		100,000	99,997,800

Total U.S. Treasury Obligations (identified cost $154,416,591)			$154,417,528

Repurchase Agreements — 9.5%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/28/13 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 49,928,832, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $67,749,735.	EUR	49,930	$67,795,673
Dated 1/28/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,984,841, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $33,807,552.	EUR	24,993	33,935,469
Dated 1/29/13 with a maturity date of 2/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 75,098,961, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $102,153,897.	EUR	75,102	101,973,686
Dated 1/29/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 16,705,738, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,690,323.	EUR	16,711	22,690,157
Dated 1/29/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 22,609,902, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,767,213.	EUR	22,617	30,709,342
Barclays Bank PLC:
Dated 1/16/13 with a maturity date of 2/21/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 56,282,477, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $76,773,966.	EUR	56,286	76,425,663
Citibank NA:
Dated 1/29/13 with a maturity date of 2/28/13, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 90,115,583, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $122,574,758.	EUR	90,124	122,370,442
Nomura International PLC:
Dated 1/17/13 with a maturity date of 3/11/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of EUR 15,640,540, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $21,302,493.	EUR	15,645	21,242,405
Dated 1/24/13 with a maturity date of 2/28/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 31,098,581, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,971,135.	EUR	31,100	42,227,440
Dated 1/28/13 with a maturity date of 2/6/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 55,390,415, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,441,426.	EUR	55,392	75,211,162
Dated 1/28/13 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 66,047,626, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $89,518,027.	EUR	66,050	89,682,266

Total Repurchase Agreements (identified cost $677,691,695)			$684,263,705

Other — 10.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$763,070	$763,069,848

Total Other (identified cost $763,069,848)		$763,069,848

Total Short-Term Investments (identified cost $3,295,053,282)		$3,322,265,476

Total Investments — 108.5% (identified cost $7,595,856,964)		$7,834,638,116

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,643,326	INR	54.00	8/12/13	$(1,421,781)
Indian Rupee	Citibank NA	INR	3,463,398	INR	54.00	8/12/13	(1,351,565)
Indian Rupee	Deutsche Bank	INR	1,861,654	INR	54.00	8/12/13	(726,497)
Indian Rupee	Goldman Sachs International	INR	3,432,000	INR	55.00	8/16/13	(1,906,473)
Indian Rupee	HSBC Bank USA	INR	3,780,918	INR	54.00	8/12/13	(1,475,475)
Indian Rupee	JPMorgan Chase Bank	INR	2,185,000	INR	55.00	8/19/13	(1,214,505)
Indian Rupee	Nomura International PLC	INR	3,780,918	INR	54.00	8/12/13	(1,475,475)
Indian Rupee	Standard Chartered Bank	INR	1,734,786	INR	54.00	8/12/13	(676,987)

Total Currency Call Options Written (premiums received $17,480,977)							$(10,248,758)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	2,317,250	INR	65.00	7/1/13	$(35,593)
Indian Rupee	Goldman Sachs International	INR	1,930,500	INR	65.00	7/1/13	(29,653)
Indian Rupee	HSBC Bank USA	INR	2,323,200	INR	64.00	7/3/13	(48,657)
Indian Rupee	JPMorgan Chase Bank	INR	1,980,800	INR	64.00	7/3/13	(41,485)
Indian Rupee	Standard Chartered Bank	INR	1,318,400	INR	64.00	7/3/13	(27,612)
South Korean Won	Bank of America	KRW	51,520,000	KRW	1,120.00	6/14/13	(614,119)
South Korean Won	Citibank NA	KRW	60,607,680	KRW	1,120.00	6/18/13	(739,030)
South Korean Won	Citibank NA	KRW	61,435,360	KRW	1,120.00	6/18/13	(749,123)
South Korean Won	JPMorgan Chase Bank	KRW	59,360,000	KRW	1,120.00	6/14/13	(707,572)
South Korean Won	Standard Chartered Bank	KRW	48,160,000	KRW	1,120.00	6/14/13	(574,068)
South Korean Won	Standard Chartered Bank	KRW	55,706,560	KRW	1,120.00	6/18/13	(679,268)

Total Currency Put Options Written (premiums received $8,327,407)							$(4,246,180)

Other Assets, Less Liabilities — (8.3)%							$(598,192,952)

Net Assets — 100.0%							$7,221,950,226

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

MLMT	-	Merrill Lynch Mortgage Trust

BRL	-	Brazilian Real

CNH	-	Yuan Offshore Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $95,272,960 or 1.3% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $12,965,205 or 0.2% of the Portfolio’s net assets.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(9)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $117,783.

Securities Sold Short — (9.9)%

Foreign Government Bonds — (9.3)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(88,505,591)

Total Belgium			$(88,505,591)

France — (6.0)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(165,610,171)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(74,775,069)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(197,499,309)

Total France			$(437,884,549)

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,798,713)

Total Germany			$(41,798,713)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,825,067)

Total Spain			$(20,825,067)

Supranational — (1.2)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,656,624)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,849,162)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,847,846)

Total Supranational			$(85,353,632)

Total Foreign Government Bonds (proceeds $623,398,185)			$(674,367,552)

Common Stocks — (0.6)%

Security	Shares		Value
China — (0.6)%
Agricultural Bank of China, Ltd., Class H		(20,745,000)	$(11,270,042)
Bank of China, Ltd., Class H		(22,484,000)	(11,107,196)
China Construction Bank Corp., Class H		(12,602,000)	(10,870,872)
Industrial & Commercial Bank of China, Ltd., Class H		(14,180,000)	(10,679,092)

Total Common Stocks (proceeds $32,619,146)			$(43,927,202)

Total Securities Sold Short (proceeds $656,017,331)			$(718,294,754)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $243,978,580 or 3.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 15,483,200,000	Euro 52,193,494	JPMorgan Chase Bank	$(999,282)
2/1/13	Sri Lankan Rupee 1,386,453,925	United States Dollar 10,993,133	Citibank NA	20,011
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	411,391
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	(106,417)
2/7/13	Mexican Peso 978,510,000	United States Dollar 77,171,299	BNP Paribas SA	227,626
2/12/13	Japanese Yen 6,560,541,000	United States Dollar 72,296,844	Goldman Sachs International	550,109
2/14/13	Serbian Dinar 65,018,000	Euro 577,732	Citibank NA	(6,436)
2/14/13	Serbian Dinar 1,851,869,397	Euro 16,452,287	Deutsche Bank	(187,278)
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	23,655
2/19/13	Australian Dollar 204,764,000	United States Dollar 215,202,869	Deutsche Bank	1,918,810
2/20/13	Euro 153,050,932	United States Dollar 197,909,512	Australia and New Zealand Banking Group Limited	(9,922,422)
2/20/13	Euro 103,303,693	United States Dollar 132,890,126	Bank of America	(7,388,707)
2/20/13	Euro 262,886,082	United States Dollar 338,730,992	Goldman Sachs International	(18,249,014)
2/20/13	New Turkish Lira 17,890,000	United States Dollar 9,801,666	JPMorgan Chase Bank	(345,823)
2/22/13	New Taiwan Dollar 1,050,167,000	United States Dollar 36,280,211	Australia and New Zealand Banking Group Limited	731,469
2/22/13	New Taiwan Dollar 217,295,079	United States Dollar 7,506,912	Deutsche Bank	151,352
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	127,004
2/25/13	New Taiwan Dollar 1,094,131,000	United States Dollar 37,852,655	Australia and New Zealand Banking Group Limited	818,863
2/25/13	New Taiwan Dollar 1,055,508,000	United States Dollar 36,520,241	Barclays Bank PLC	793,747

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/25/13	New Taiwan Dollar 1,319,915,000	United States Dollar 45,663,899	Standard Chartered Bank	$987,842
2/28/13	British Pound Sterling 2,834,615	United States Dollar 4,535,129	State Street Bank and Trust Co.	40,037
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	(129,774)
3/4/13	Brazilian Real 262,679,000	United States Dollar 131,405,203	BNP Paribas SA	(105,261)
3/4/13	Brazilian Real 315,803,000	United States Dollar 157,972,588	BNP Paribas SA	(134,451)
3/4/13	New Zealand Dollar 116,495,864	United States Dollar 95,456,711	BNP Paribas SA	(2,124,889)
3/6/13	Chilean Peso 1,984,800,000	United States Dollar 4,081,851	BNP Paribas SA	(109,598)
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	(215,316)
3/7/13	New Taiwan Dollar 1,010,820,000	United States Dollar 34,910,033	Barclays Bank PLC	698,957
3/8/13	New Taiwan Dollar 862,537,000	United States Dollar 29,826,994	Barclays Bank PLC	633,408
3/8/13	New Taiwan Dollar 1,677,940,000	United States Dollar 58,022,062	Citibank NA	1,230,196
3/8/13	New Taiwan Dollar 1,125,211,000	United States Dollar 38,909,056	HSBC Bank USA	824,958
3/8/13	South African Rand 648,531,000	United States Dollar 74,511,248	Standard Bank	2,323,435
3/8/13	South African Rand 631,201,769	United States Dollar 72,560,268	Standard Chartered Bank	2,301,367
3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	(184,741)
3/11/13	Euro 118,673,542	United States Dollar 155,106,319	Bank of America	(6,060,994)
3/11/13	Euro 280,238,400	United States Dollar 362,509,388	Goldman Sachs International	(18,074,770)
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	(355,302)
3/19/13	Euro 61,070,000	United States Dollar 80,439,267	Goldman Sachs International	(2,501,866)
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	(148,134)
3/28/13	New Zealand Dollar 14,913,916	United States Dollar 12,438,206	Bank of America	(34,418)
3/28/13	New Zealand Dollar 392,136,985	United States Dollar 327,179,493	Goldman Sachs International	(767,730)
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	(149,220)
4/15/13	Hungarian Forint 8,325,700,000	Euro 27,735,692	JPMorgan Chase Bank	(632,983)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/15/13	Hungarian Forint 6,292,861,413	Euro 21,139,685	Standard Chartered Bank	$(239,288)
4/15/13	Japanese Yen 13,029,000,000	United States Dollar 147,855,197	Toronto-Dominion Bank	5,306,639
4/16/13	Philippine Peso 624,767,276	United States Dollar 15,481,781	Barclays Bank PLC	120,093
4/16/13	Philippine Peso 703,509,000	United States Dollar 17,400,668	Barclays Bank PLC	102,890

				$(48,830,255)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 15,483,200,000	Euro 52,331,472	Credit Suisse International	$811,936
2/1/13	Sri Lankan Rupee 1,224,573,022	United States Dollar 9,695,748	Standard Chartered Bank	(3,837)
2/11/13	Swedish Krona 965,411,500	Euro 112,485,130	Credit Suisse International	(915,989)
2/19/13	Australian Dollar 68,800,000	United States Dollar 71,865,040	JPMorgan Chase Bank	(202,330)
2/19/13	Hong Kong Dollar 149,225,729	United States Dollar 19,257,666	Goldman Sachs International	(15,077)
2/19/13	Indian Rupee 1,209,523,000	United States Dollar 22,519,512	Bank of America	148,241
2/19/13	Indian Rupee 1,683,415,000	United States Dollar 31,348,510	Citibank NA	200,486
2/19/13	South Korean Won 53,715,891,650	United States Dollar 49,824,591	Goldman Sachs International	(521,381)
2/19/13	South Korean Won 18,462,042,350	United States Dollar 17,124,610	Standard Chartered Bank	(179,198)
2/19/13	Yuan Offshore Renminbi 173,486,000	United States Dollar 27,700,144	Goldman Sachs International	209,845
2/19/13	Yuan Offshore Renminbi 191,748,000	United States Dollar 30,613,555	Standard Chartered Bank	234,379
2/20/13	New Turkish Lira 21,849,880	United States Dollar 12,215,509	Bank of America	178,086
2/20/13	Yuan Offshore Renminbi 233,189,000	United States Dollar 37,096,564	Bank of America	415,814
2/20/13	Yuan Offshore Renminbi 449,058,000	United States Dollar 71,426,290	Barclays Bank PLC	812,252
2/22/13	New Taiwan Dollar 1,185,812,000	United States Dollar 41,024,459	Barclays Bank PLC	(884,057)
2/22/13	New Taiwan Dollar 1,042,659,079	United States Dollar 35,224,969	Standard Chartered Bank	69,627
2/22/13	New Taiwan Dollar 1,038,826,000	United States Dollar 35,939,318	Standard Chartered Bank	(774,475)
2/22/13	Singapore Dollar 90,329,300	United States Dollar 73,712,630	Deutsche Bank	(729,999)
2/22/13	Singapore Dollar 88,458,700	United States Dollar 72,180,249	Nomura International PLC	(708,991)
2/22/13	South Korean Won 28,024,879,000	United States Dollar 26,452,041	Barclays Bank PLC	(732,083)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/22/13	South Korean Won 26,960,679,000	United States Dollar 25,448,287	Nomura International PLC	$(705,004)
2/22/13	Yuan Offshore Renminbi 269,553,000	United States Dollar 42,946,387	BNP Paribas SA	410,024
2/22/13	Yuan Offshore Renminbi 296,028,000	United States Dollar 47,169,763	Deutsche Bank	445,035
2/22/13	Yuan Offshore Renminbi 294,631,000	United States Dollar 46,943,422	HSBC Bank USA	446,674
2/26/13	South Korean Won 54,982,008,000	United States Dollar 51,093,772	Bank of America	(640,900)
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Bank	24,427
2/28/13	Yuan Renminbi 293,071,532	United States Dollar 46,640,705	JPMorgan Chase Bank	69,452
2/28/13	Yuan Renminbi 293,071,531	United States Dollar 46,625,864	Standard Chartered Bank	84,292
3/11/13	South African Rand 9,210,431	United States Dollar 1,040,903	Credit Suisse International	(16,111)
3/22/13	Indian Rupee 2,156,801,000	United States Dollar 39,616,855	JPMorgan Chase Bank	571,299
3/22/13	Indian Rupee 2,598,241,000	United States Dollar 47,720,992	Nomura International PLC	692,612
3/22/13	Indian Rupee 2,138,629,000	United States Dollar 39,279,458	Standard Chartered Bank	570,093
3/28/13	Indian Rupee 927,500,000	United States Dollar 17,082,132	Citibank NA	182,748
3/28/13	Indian Rupee 995,000,000	United States Dollar 18,318,559	Deutsche Bank	202,795
4/15/13	Indian Rupee 1,360,735,280	United States Dollar 24,508,700	Deutsche Bank	745,638
4/15/13	Indian Rupee 542,058,500	United States Dollar 9,763,214	JPMorgan Chase Bank	297,030
4/15/13	Indian Rupee 1,236,930,000	United States Dollar 22,282,811	Nomura International PLC	673,783
4/15/13	Indian Rupee 1,430,148,220	United States Dollar 25,758,922	Standard Chartered Bank	783,674
4/15/13	South Korean Won 39,447,669,000	United States Dollar 36,923,919	Bank of America	(811,565)
4/15/13	South Korean Won 34,784,431,000	United States Dollar 32,549,882	Nomura International PLC	(706,487)
4/17/13	Peruvian New Sol 65,537,000	United States Dollar 25,751,277	Bank of America	(367,955)
4/17/13	Peruvian New Sol 39,087,000	United States Dollar 15,373,451	Deutsche Bank	(234,554)
4/17/13	Peruvian New Sol 20,949,100	United States Dollar 8,237,397	Standard Chartered Bank	(123,541)
4/17/13	Peruvian New Sol 32,106,000	United States Dollar 12,620,283	Toronto-Dominion Bank	(185,217)
4/18/13	Peruvian New Sol 16,700,000	United States Dollar 6,561,886	Bank of America	(93,914)
4/30/13	Norwegian Krone 454,683,037	Euro 61,057,506	BNP Paribas SA	4,362

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	Norwegian Krone 454,683,038	Euro 61,055,867	Deutsche Bank	$6,589
4/30/13	Peruvian New Sol 131,177,650	United States Dollar 51,261,293	Deutsche Bank	(470,089)
5/2/13	Peruvian New Sol 58,175,650	United States Dollar 22,764,880	Standard Chartered Bank	(240,678)
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Bank	(2,048)
6/14/13	Russian Ruble 391,415,000	United States Dollar 12,407,164	Bank of America	369,324
6/14/13	Russian Ruble 375,085,000	United States Dollar 11,894,244	Citibank NA	349,203
9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	6,630
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	530,880
9/16/13	Russian Ruble 197,838,000	United States Dollar 6,185,337	JPMorgan Chase Bank	183,727
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	377,540
12/16/13	Russian Ruble 342,987,000	United States Dollar 10,595,011	Goldman Sachs International	298,303

				$1,141,320

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	762 CAC 40 Index	Short	$(38,359,437)	$(38,607,752)	$(248,315)
2/13	627 Gold	Short	(108,755,576)	(104,119,620)	4,635,956
2/13	1,116 Hang Seng H-Shares	Long	86,429,778	87,397,504	967,726
3/13	741 Dow Jones Euro Stoxx 50 Index	Short	(26,662,458)	(27,276,197)	(613,739)
3/13	2,344 Euro-Bobl	Short	(404,742,092)	(399,999,891)	4,742,201
3/13	47 Euro-Bund	Short	(9,260,026)	(9,055,582)	204,444
3/13	71 Euro-Schatz	Short	(10,680,102)	(10,628,044)	52,058
3/13	139 Japan 10-Year Bond	Short	(220,010,498)	(219,341,681)	668,817
3/13	2,844 U.S. 5-Year Treasury Note	Short	(354,368,711)	(351,900,563)	2,468,148
3/13	124 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,568,437)	(12,285,687)	282,750
3/13	3,511 U.S. 10-Year Treasury Note	Short	(468,411,263)	(460,928,469)	7,482,794
3/13	1,518 U.S. 30-Year Treasury Bond	Short	(227,496,617)	(217,785,563)	9,711,054
4/13	106 Platinum	Long	8,620,256	8,879,620	259,364

					$30,613,258

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(213,799)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	358,618
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(417,439)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	310,600
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(372,889)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	403,657
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(507,075)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	24,314
Bank of America	HUF	406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	2,990
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(149,987)
Bank of America	HUF	867,000	Pays	6-month HUF BUBOR	5.13	1/10/17	7,944
Bank of America	HUF	867,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(408,434)
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	7,052
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	748,759
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,130,911)
Bank of America	NZD	27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	(137,262)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	587,868
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	311,869
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	644,142
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	250,371
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	60,797
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(83,368)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	678,542
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	307,256
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	401,490
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	716,711
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	217,496
BNP Paribas SA	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	635,369
BNP Paribas SA	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	69,482
BNP Paribas SA	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	314,089
BNP Paribas SA	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	8,500
Citibank NA	NZD	32,614	Pays	3-month NZD Bank Bill	3.78	10/30/22	(161,069)
Citibank NA	PLN	60,754	Pays	6-month PLN WIBOR	4.33	7/30/17	1,127,305
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	420,045
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	88,396
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	300,466
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	314,826
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	330,937
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	119,527
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	101,114
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	300,790
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	13,052
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	548,644

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(667,250)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	137,810
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(160,303)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	103,524
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(123,546)
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	5,927
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	13,441
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,173,601)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	6,889
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(606,574)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	420,105
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(572,514)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	17,218
Credit Suisse International	HUF	2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	288,033
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(964,743)
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	396,279
Credit Suisse International	USD	9,808	Receives	3-month USD- LIBOR-BBA	1.81	10/23/22	135,434
Credit Suisse International	USD	626	Receives	3-month USD- LIBOR-BBA	1.75	11/6/22	13,101
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	766,159
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,150,741)
Deutsche Bank	NZD	44,566	Pays	3-month NZD Bank Bill	3.79	10/30/22	(180,717)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	670,633
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	1,113,658
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	587,840
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	395,994
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	355,825
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	70,815
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	217,568
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	143,584
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	1,795,273
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,123,570)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	953,439
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(758,253)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(905,412)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	724,449
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(837,670)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	10,925
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(738,048)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	7,472
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,179,863)
JPMorgan Chase Bank	MXN	34,138,400	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(1,082,374)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	277,193
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	750,324
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(885,085)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	324,346

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36%	12/20/16	$(382,541)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	538,180
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(651,479)

							$3,247,939

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

USD	-	United States Dollar

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$786	5.00	%(1)	6/20/13	43.10%	$(98,909)	$(841)	$(99,750)
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	43.10	(2,388,458)	(47,694)	(2,436,152)
Argentina	Bank of America	28,431	5.00	(1)	6/20/13	43.10	(3,577,684)	(69,380)	(3,647,064)
Argentina	Credit Suisse International	2,538	5.00	(1)	6/20/13	43.10	(319,391)	(6,395)	(325,786)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	43.10	(2,397,103)	(47,995)	(2,445,098)
Argentina	Deutsche Bank	5,479	5.00	(1)	6/20/13	43.10	(689,471)	(13,797)	(703,268)
Argentina	Deutsche Bank	6,380	5.00	(1)	6/20/13	43.10	(802,851)	(14,947)	(817,798)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	43.10	(2,397,103)	(47,995)	(2,445,098)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.10	(7,513)	47,963	40,450
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.16	(56,858)	78,983	22,125
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.16	(17,268)	25,141	7,873
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.61	(517,610)	604,575	86,965
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.61	(418,770)	227,346	(191,424)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.61	(541,800)	329,987	(211,813)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.61	(761,589)	349,235	(412,354)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.02	6,914	209,588	216,502
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.10	(16,171)	233,687	217,516
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.16	(40,193)	65,526	25,333
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.16	(24,564)	39,710	15,146
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.55	(87,706)	118,455	30,749
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.61	(296,520)	268,648	(27,872)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.61	(236,176)	199,541	(36,635)
South Africa	BNP Paribas SA	9,200	1.00	(1)	9/20/17	1.61	(239,297)	259,983	20,686
South Africa	BNP Paribas SA	19,000	1.00	(1)	9/20/17	1.61	(494,201)	464,012	(30,189)
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/17	1.61	(437,758)	347,746	(90,012)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.02	3,457	69,760	73,217
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.55	(100,862)	134,376	33,514
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.02	6,914	205,400	212,314
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.02	3,457	70,827	74,284
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.16	(34,972)	126,905	91,933
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.16	(56,858)	92,827	35,969
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.16	(25,903)	46,032	20,129
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.61	(260,106)	329,170	69,064

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$12,500	1.00	%(1)	9/20/15	1.10%	$(16,844)	$156,994	$140,150
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.10	(7,412)	71,081	63,669
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.10	(7,513)	50,669	43,156
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.10	(1,954)	16,781	14,827
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.16	(43,522)	70,954	27,432
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.61	(440,619)	571,640	131,021
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.61	(395,360)	461,786	66,426
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.61	(239,298)	216,804	(22,494)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.16	(58,012)	99,273	41,261
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.16	(26,839)	47,697	20,858
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.61	(278,053)	342,705	64,652
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.67	(240,576)	185,745	(54,831)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.61	(239,297)	298,866	59,569
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.61	(237,893)	215,531	(22,362)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.67	(218,924)	175,668	(43,256)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.02	3,457	105,840	109,297
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.02	3,457	68,693	72,150
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.61	(239,297)	252,157	12,860
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.55	(96,477)	126,765	30,288
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.61	(239,297)	248,240	8,943
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.61	(104,043)	56,614	(47,429)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.61	(231,494)	161,070	(70,424)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.67	(211,966)	166,871	(45,095)
Spain	Deutsche Bank	3,600	1.00	(1)	3/20/13	1.12	3,749	13,807	17,556
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.31	(1,618,309)	2,819,372	1,201,063
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.31	(266,191)	463,751	197,560
Markit CDX North America High Yield Index	Citibank NA	36,410	5.00	(1)	12/20/17	4.46	1,044,647	21,255	1,065,902
Markit CDX North America High Yield Index	Deutsche Bank	28,700	5.00	(1)	12/20/17	4.46	823,438	782,149	1,605,587
Markit CDX North America High Yield Index	Deutsche Bank	45,020	5.00	(1)	12/20/17	4.46	1,291,678	52,561	1,344,239
Markit CDX North America High Yield Index	JPMorgan Chase Bank	33,020	5.00	(1)	12/20/17	4.46	947,384	77,102	1,024,486

Total		$885,358					$(18,664,303)	$13,094,820	$(5,569,483)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$533,716	$(983,344)	$(449,628)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(31,500)	—	(31,500)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(61,924)	—	(61,924)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	513,917	(499,445)	14,472
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	318,935	(391,095)	(72,160)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,633,433	(1,512,289)	121,144
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	716,362	(648,740)	67,622
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	236,408	(204,810)	31,598
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	114,237	(90,463)	23,774
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(213,252)	—	(213,252)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,496,825	(1,418,142)	78,683
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	299,555	(262,560)	36,995
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	557,091	(580,863)	(23,772)
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	396,231	(574,153)	(177,922)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	336,365	(198,768)	137,597
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	367,463	(359,282)	8,181
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	396,231	(550,198)	(153,967)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	308,123	(270,070)	38,053
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	299,555	(262,560)	36,995
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	85,678	(63,237)	22,441
China	Bank of America	22,200	1.00	(1)	3/20/17	(454,444)	(547,676)	(1,002,120)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(765,861)	(839,936)	(1,605,797)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(279,524)	(291,346)	(570,870)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(326,893)	(340,717)	(667,610)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	366,784	(674,612)	(307,828)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(165,089)	(575,519)	(740,608)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	187,797	(399,375)	(211,578)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	182,651	(527,071)	(344,420)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	160,785	(408,136)	(247,351)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	203,746	(593,174)	(389,428)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	383,310	(929,766)	(546,456)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(58,524)	(204,022)	(262,546)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	282,255	(510,020)	(227,765)
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	177,506	(512,224)	(334,718)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	198,087	(630,326)	(432,239)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(121,588)	(429,783)	(551,371)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	809,666	(1,430,270)	(620,604)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	420,959	(774,253)	(353,294)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	151,395	(131,554)	19,841
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	378,487	(332,472)	46,015
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	331,977	(275,789)	56,188
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	251,646	(209,094)	42,552

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Deutsche Bank	$410	1.00	%(1)	12/20/17	$31,036	$(27,746)	$3,290
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	151,395	(130,325)	21,070
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(165,168)	24,076
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(168,365)	20,879
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	104,842	(87,306)	17,536
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	120,738	(107,513)	13,225
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,336,161	(2,777,118)	559,043
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	409,848	(318,413)	91,435
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	647,321	(177,726)	469,595
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	826,367	(226,884)	599,483
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	310,458	(118,294)	192,164
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,135,773	(372,413)	763,360
Egypt	Citibank NA	50	1.00	(1)	6/20/20	12,481	(4,299)	8,182
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,119,685	(399,688)	719,997
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	777,630	(183,114)	594,516
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	57,874	(21,359)	36,515
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	752,913	(211,063)	541,850
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	383,343	(135,039)	248,304
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	290,609	(100,730)	189,879
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,273,065	(371,166)	901,899
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,148,254	(378,297)	769,957
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,135,774	(374,689)	761,085
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	890,640	(257,283)	633,357
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,346,664	(1,070,220)	276,444
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	516,708	(1,156,392)	(639,684)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	245,105	(548,499)	(303,394)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	722,066	(1,621,726)	(899,660)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	503,459	(1,121,693)	(618,234)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	967,171	(2,146,930)	(1,179,759)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	271,603	(607,796)	(336,193)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	136,217	(121,709)	14,508
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	261,819	(201,466)	60,353
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	191,480	(149,978)	41,502
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	191,480	(171,535)	19,945
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	325,307	(254,414)	70,893
Lebanon	Citibank NA	4,600	3.30		9/20/14	(103,391)	—	(103,391)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	145,946	(127,783)	18,163
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	178,379	(161,785)	16,594
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	139,460	(124,607)	14,853
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	109,417	(75,002)	34,415
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	849,384	(731,103)	118,281
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	339,754	(314,878)	24,876
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	343,883	(264,463)	79,420
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	179,756	(139,046)	40,710
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	474,543	(311,510)	163,033
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	283,128	(244,140)	38,988
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	1,477,548	(1,169,211)	308,337
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	540,011	(407,670)	132,341
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	325,308	(251,401)	73,907
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	289,524	(218,085)	71,439

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank	$6,100	1.00	%(1)	3/20/15	$238,373	$(170,214)	$68,159
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	234,874	(154,180)	80,694
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	239,668	(159,393)	80,275
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	379,391	(291,235)	88,156
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	448,274	(351,412)	96,862
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	325,308	(257,422)	67,886
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	200,715	(157,993)	42,722
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	203,852	(175,781)	28,071
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(424,032)	209,190	(214,842)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	182,765	(431,284)	(248,519)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	362,956	(973,151)	(610,195)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	100,392	(282,341)	(181,949)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	106,827	(258,855)	(152,028)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	177,617	(424,273)	(246,656)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	187,914	(498,418)	(310,504)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	171,954	(492,949)	(320,995)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	368,104	(913,763)	(545,659)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	167,321	(399,713)	(232,392)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	181,735	(523,583)	(341,848)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(132,324)	(108,172)	(240,496)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(130,705)	(112,996)	(243,701)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(142,715)	(138,302)	(281,017)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(142,714)	(150,078)	(292,792)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(139,565)	(131,070)	(270,635)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(142,714)	(134,242)	(276,956)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(135,170)	(138,431)	(273,601)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(142,284)	(142,759)	(285,043)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(143,144)	(143,634)	(286,778)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(142,715)	(135,894)	(278,609)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(102,445)	(80,402)	(182,847)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(142,714)	(134,242)	(276,956)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(62,605)	(59,994)	(122,599)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(142,284)	(157,449)	(299,733)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(142,284)	(166,711)	(308,995)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(142,715)	(145,908)	(288,623)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(142,284)	(155,012)	(297,296)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	491,413	(1,586,439)	(1,095,026)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	263,938	(908,303)	(644,365)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	209,931	(443,521)	(233,590)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	442,288	(1,439,618)	(997,330)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	72,468	(146,997)	(74,529)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	149,514	(514,530)	(365,016)
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	120,527	(257,992)	(137,465)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	270,041	(570,702)	(300,661)
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	140,055	(303,688)	(163,633)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	392,210	(201,133)	191,077
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	411,611	(186,314)	225,297

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$16,990	1.00	%(1)	12/20/20	$1,318,230	$(515,964)	$802,266
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	400,357	(171,883)	228,474
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,987,337	(1,998,404)	988,933
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,125,213	(1,574,483)	550,730
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,642,627	(1,161,927)	480,700
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,030,329	(1,892,549)	137,780
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	392,210	(232,502)	159,708
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,068	(142,472)	187,596
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,068	(162,265)	167,803
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,067	(232,124)	97,943
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	699,595	(670,665)	28,930
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	885,979	(716,160)	169,819
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	931,839	(363,375)	568,464
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	569,500	(235,385)	334,115
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,106,988	(885,969)	221,019
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	926,401	(795,233)	131,168
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/22	1,717,107	(1,389,863)	327,244
South Africa	BNP Paribas SA	10,850	1.00	(1)	9/20/22	1,106,988	(910,289)	196,699
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	243,420	(164,059)	79,361
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	349,872	(235,699)	114,173
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	303,662	(211,139)	92,523
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	349,798	(243,917)	105,881
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	336,669	(159,368)	177,301
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	303,662	(174,874)	128,788
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	349,798	(246,670)	103,128
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	699,595	(654,654)	44,941
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,318,230	(548,579)	769,651
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	810,800	(435,792)	375,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	600,535	(262,622)	337,913
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,020,266	(987,520)	32,746
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	922,894	(542,610)	380,284
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	411,611	(184,630)	226,981
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	406,073	(221,224)	184,849
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	107,056	(58,378)	48,678
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,009,040	(410,073)	598,967
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,728,330	(1,608,008)	120,322
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,550,803	(1,436,657)	114,146
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,344,998	(557,645)	787,353
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	622,260	(262,175)	360,085
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,090,664	(983,402)	107,262
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	844,240	(769,983)	74,257
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	768,256	(672,873)	95,383
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	323,729	(227,517)	96,212
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	285,753	(241,020)	44,733
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	336,670	(156,566)	180,104
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	330,068	(158,988)	171,080
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	343,271	(228,499)	114,772
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	349,798	(238,399)	111,399
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	349,798	(337,995)	11,803
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	908,036	(721,028)	187,008
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	408,106	(298,683)	109,423

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$7,068	1.00	%(1)	12/20/22	$743,840	$(667,665)	$76,175
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,756,628	(265,873)	1,490,755
Spain	Bank of America	7,500	1.00	(1)	9/20/20	904,909	(440,892)	464,017
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,293,689	(97,599)	1,196,090
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,171,085	(628,208)	542,877
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	894,292	(552,137)	342,155
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	5,500,712	(3,624,213)	1,876,499
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	583,203	(378,529)	204,674
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	1,293,690	(222,860)	1,070,830
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	283,704	(100,645)	183,059
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	603,273	(215,984)	387,289
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,044,031	(169,833)	874,198
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,633,665	(729,510)	904,155
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,171,086	(394,148)	776,938
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	2,968,375	(1,955,751)	1,012,624
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,591,398	(899,205)	692,193
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	585,543	(316,649)	268,894
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,030,752	(649,952)	380,800
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,809,819	(1,249,905)	559,914
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	603,272	(210,306)	392,966
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(59,565)	(14,772)	(74,337)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	89,253	—	89,253
Thailand	Citibank NA	7,700	0.86		12/20/14	(82,754)	—	(82,754)
Thailand	Citibank NA	3,700	0.95		9/20/19	48,726	—	48,726
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(74,457)	(25,818)	(100,275)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(148,065)	(35,280)	(183,345)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(69,990)	(16,173)	(86,163)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(134,023)	(30,998)	(165,021)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(148,914)	(34,443)	(183,357)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(42,702)	—	(42,702)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(74,457)	(17,205)	(91,662)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(74,457)	(24,599)	(99,056)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	349,386	(300,114)	49,272
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	314,447	(283,586)	30,861
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	376,770	(356,087)	20,683
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,214,471	(950,623)	263,848
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	655,105	(541,263)	113,842
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	632,671	(503,653)	129,018
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	701,604	(587,878)	113,726
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	632,672	(557,664)	75,008
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	828,139	(765,778)	62,361
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	177,295	(146,382)	30,913
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	570,237	(569,655)	582
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	166,113	(259,173)	(93,060)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	332,227	(506,201)	(173,974)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	42,420	1.00	(1)	12/20/17	$1,122,214	$(2,176,966)	$(1,054,752)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	12/20/17	(4,995,685)	3,073,028	(1,922,657)

							$112,727,580	$(105,130,790)	$7,596,790

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $885,358,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of year end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	$6,406

				$6,406

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$(109,011)
Bank of America	TRY	26,000	14,619	3-month USD- LIBOR-BBA	6.97	8/18/21	(1,676,466)
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	(315,159)

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Bank PLC	TRY	25,350	$16,650	3-month USD-LIBOR-BBA	8.32%	8/16/20	$(467,753)
Citibank NA	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	(84,985)
Citibank NA	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	(278,344)
Credit Suisse International	TRY	4,446	2,498	3-month USD- LIBOR-BBA	6.90	8/18/21	(276,186)
Deutsche Bank	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	(130,262)
Deutsche Bank	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	(981,011)
Deutsche Bank	TRY	5,112	2,871	3-month USD- LIBOR-BBA	7.00	8/18/21	(339,908)
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	(206,057)
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	(213,589)
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	(651,963)

							$(5,730,694)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	33,752,150	KRW	—	$21,570,884
Options written		—		336,789,600	4,237,501

Outstanding, end of period	INR	33,752,150	KRW	336,789,600	$25,808,385

INR	-	Indian Rupee

KRW	-	South Korean Won

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfilio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$4,895,320	$—
Commodity	Put Options Purchased	3,386,400	—

		$8,281,720	$—

Credit	Credit Default Swaps	$128,048,604	$(33,985,327)

		$128,048,604	$(33,985,327)

Equity Price	Futures Contracts*	$967,726	$(862,054)

		$967,726	$(862,054)

Foreign Exchange	Currency Options Purchased	$22,992,660	$—
Foreign Exchange	Currency Options Written	—	(14,494,938)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	31,750,659	(79,439,594)
Foreign Exchange	Total Return Swaps	6,406	—

		$54,749,725	$(93,934,532)

Interest Rate	Cross-Currency Swaps	$—	$(5,730,694)
Interest Rate	Futures Contracts*	25,612,266	—
Interest Rate	Interest Rate Swaps	21,974,456	(18,726,517)
Interest Rate	Interest Rate Swaptions	1,381,352	—

		$48,968,074	$(24,457,211)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,621,273,828

Gross unrealized appreciation	$277,744,630
Gross unrealized depreciation	(64,380,342)

Net unrealized appreciation	$213,364,288

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,428,256,346	$—	$2,428,256,346
Foreign Corporate Bonds & Notes	—	3,922,707	—	3,922,707
Corporate Bonds & Notes	—	663,943	—	663,943
Collateralized Mortgage Obligations	—	98,282,978	—	98,282,978
Commercial Mortgage-Backed Securities	—	2,726,984	—	2,726,984
Mortgage Pass-Throughs	—	1,371,858,190	—	1,371,858,190
U.S. Government Agency Obligations	—	337,024,582	—	337,024,582
U.S. Treasury Obligations	—	2,221,055	—	2,221,055
Common Stocks	—	64,603,172 *	—	64,603,172
Precious Metals	175,052,271	—	—	175,052,271
Currency Call Options Purchased	—	18,889,240	—	18,889,240
Currency Put Options Purchased	—	4,103,420	—	4,103,420
Interest Rate Swaptions	—	1,381,352	—	1,381,352
Put Options Purchased	3,386,400	—	—	3,386,400
Short-Term Investments -
Foreign Government Securities	—	1,720,514,395	—	1,720,514,395
U.S. Treasury Obligations	—	154,417,528	—	154,417,528
Repurchase Agreements	—	684,263,705	—	684,263,705
Other	—	763,069,848	—	763,069,848
Total Investments	$178,438,671	$7,656,199,445	$—	$7,834,638,116
Forward Foreign Currency Exchange Contracts	$—	$31,750,659	$—	$31,750,659
Swap Contracts	—	150,029,466	—	150,029,466
Futures Contracts	31,475,312	—	—	31,475,312
Total	$209,913,983	$7,837,979,570	$—	$8,047,893,553

Liability Description
Currency Call Options Written	$—	$(10,248,758)	$—	$(10,248,758)
Currency Put Options Written	—	(4,246,180)	—	(4,246,180)
Securities Sold Short	—	(718,294,754)	—	(718,294,754)
Forward Foreign Currency Exchange Contracts	—	(79,439,594)	—	(79,439,594)
Swap Contracts	—	(58,442,538)	—	(58,442,538)
Futures Contracts	(862,054)	—	—	(862,054)
Total	$(862,054)	$(870,671,824)	$—	$(871,533,878)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013